Summary of net defined benefit liability asset (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Change in plan liabilities
Balances – Beginning of the year	$ 23,720	$ 21,750
Current service cost (residual value)	35	120
Interest cost	185	807
Actuarial loss (gain) arising from changes in financial assumptions	319	(1,213)
Benefits paid	(183)	(815)
Impact of foreign exchange rate changes	(527)	645
Balances – End of the period	22,911	23,720
Change in plan assets
Balances – Beginning of the year	11,103	10,591
Interest income from plan assets	88	396
Employer contributions	9	36
Employee contributions	3	13
Benefits paid	(63)	(266)
Remeasurement of plan assets		15
Impact of foreign exchange rate changes	(248)	318
Balances – End of the year	10,892	11,103
Net liability of the unfunded plans	11,282	11,682
Net liability of the funded plans	737	935
Net amount recognized as Employee future benefits	12,019	12,617
Amounts recognized:
In net loss	130	520
Actuarial gain (loss) on defined benefit plans in other comprehensive (gain) loss	319	(1,195)
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the year	23,622
Current service cost (residual value)	32
Interest cost	185
Actuarial loss (gain) arising from changes in financial assumptions	319
Benefits paid	(183)
Impact of foreign exchange rate changes	(524)
Balances – End of the period	22,813	23,622
Change in plan assets
Balances – Beginning of the year	11,103
Interest income from plan assets	88
Employer contributions	9
Employee contributions	3
Benefits paid	(63)
Remeasurement of plan assets
Impact of foreign exchange rate changes	(248)
Balances – End of the year	10,892	11,103
Net liability of the unfunded plans	11,184
Net liability of the funded plans	737
Net amount recognized as Employee future benefits	11,921
Amounts recognized:
In net loss	126
Actuarial gain (loss) on defined benefit plans in other comprehensive (gain) loss	319
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the year	98
Current service cost (residual value)	3
Interest cost
Actuarial loss (gain) arising from changes in financial assumptions
Benefits paid
Impact of foreign exchange rate changes	(3)
Balances – End of the period	98	98
Change in plan assets
Balances – Beginning of the year
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Impact of foreign exchange rate changes
Balances – End of the year
Net liability of the unfunded plans	98
Net liability of the funded plans
Net amount recognized as Employee future benefits	98
Amounts recognized:
In net loss	4
Actuarial gain (loss) on defined benefit plans in other comprehensive (gain) loss